Financial Instruments and Risk Analysis - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Consolidated cash investments with counterparties	95.80%	95.80%	99.20%